Note 10 - Deferred Revenues - Deferred Revenue Recognition Period 2 (Details) - Extension of Warranty [Member] € in Thousands	Dec. 31, 2018 EUR (€)
Revenue, remaining performance obligation, amount	€ 855
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 167
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 264
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 218
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 162
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 44